INVESTMENT IN UNCONSOLIDATED ENTITIES (Tables)	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Schedule of Investments in Unconsolidated Joint Ventures

As of December 31, 2019 and 2018, the Company’s investments in unconsolidated entities were composed of the following (dollars in thousands):

	Number of Properties at December 31, 2019			Investment Balance at
Joint Venture		Location	Ownership%	December 31, 2019	December 31, 2018
NIP Joint Venture	2	Various	Less than 5.0%	$1,225	$1,476
110 William Joint Venture	1	New York, New York	60.0%	—	325
353 Sacramento Joint Venture	1	San Francisco, California	55.0%	42,214	43,068
Battery Point Series A-3 Preferred Units	N/A	N/A	N/A	13,991	—
Pacific Oak Opportunity Zone Fund I	2	Various	N/A	20,846	—

				$78,276	$44,869

As of March 31, 2020 and December 31, 2019, the Company’s investments in unconsolidated joint ventures were composed of the following (dollars in thousands):

	Number of Properties as of March 31, 2020			Investment Balance at
Joint Venture		Location	Ownership%	March 31, 2020	December 31, 2019
NIP Joint Venture	—	—	—	$—	$1,225
110 William Joint Venture	1	New York, New York	60.0%	—	—
353 Sacramento Joint Venture	1	San Francisco, California	55.0%	42,542	42,214
Battery Point Series A-3 Preferred Units	N/A	N/A	N/A	13,991	13,991
Pacific Oak Opportunity Zone Fund I	2	Various	N/A	21,077	20,846

				$77,610	$78,276

353 Sacramento Joint Venture
Schedule of Investments in Unconsolidated Joint Ventures

Summarized financial information for the 353 Sacramento Joint Venture follows (in thousands):

	December 31, 2019	December 31, 2018
Assets:
Real estate assets, net of accumulated depreciation and amortization	$180,592	$180,852
Other assets	21,822	13,123

Total assets	$202,414	$193,975

Liabilities and equity:
Notes payable, net	$115,280	$105,593
Other liabilities	11,193	10,863
Partners’ capital	75,941	77,519

Total liabilities and equity	$202,414	$193,975

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period from July 6, 2017 to December 31, 2017
Revenues	$17,015	$11,397	$7,053
Expenses:
Operating, maintenance, and management	3,785	3,654	2,189
Real estate taxes and insurance	2,822	2,372	1,198
Depreciation and amortization	6,485	5,680	3,408
Interest expense	5,734	5,374	2,302

Total expenses	18,826	17,080	9,097

Net loss	$(1,811)	$(5,683)	$(2,044)

Company’s equity in loss of unconsolidated joint venture	$(854)	$(2,995)	$(823)

Summarized financial information for the 353 Sacramento Joint Venture follows (in thousands):

	March 31, 2020	December 31, 2019
Assets:
Real estate assets, net of accumulated depreciation and amortization	$183,446	$180,592
Other assets	17,073	21,822

Total assets	$200,519	$202,414

Liabilities and equity:
Notes payable, net	$115,353	$115,280
Other liabilities	8,694	11,193
Partners’ capital	76,472	75,941

Total liabilities and equity	$200,519	$202,414

	Three Months Ended March 31,
	2020	2019
Revenues	$4,887	$4,157
Expenses:
Operating, maintenance, and management	680	831
Real estate taxes and insurance	753	700
Depreciation and amortization	1,603	1,567
Interest expense	1,321	1,419

Total expenses	4,357	4,517

Net income (loss)	$530	$(360)

Company’s equity in income (loss) of unconsolidated joint venture	$328	$(163)

110 William Joint Venture
Schedule of Investments in Unconsolidated Joint Ventures

Summarized financial information for the 110 William Joint Venture follows (in thousands):

	December 31, 2019	December 31, 2018
Assets:
Real estate assets, net of accumulated depreciation and amortization	$242,430	$235,613
Other assets	35,747	37,337

Total assets	$278,177	$272,950

Liabilities and equity:
Notes payable, net	$292,221	$267,311
Other liabilities	10,664	7,485
Partners’ deficit	(24,708)	(1,846)

Total liabilities and equity	$278,177	$272,950

	For the Years Ended December 31,
	2019	2018	2017
Revenues	$34,186	$38,539	$37,338
Expenses:
Operating, maintenance, and management	9,213	9,844	10,056
Real estate taxes and insurance	7,064	6,718	6,281
Depreciation and amortization	11,166	15,596	16,544
Interest expense	16,742	17,815	13,134

Total expenses	44,185	49,973	46,015

Total other income	137	112	56

Net loss	$(9,862)	$(11,322)	$(8,621)

Company’s share of net loss (1)	$5,917	$(6,835)	$(5,214)

(1)

During the year ended December 31, 2019, the Company recorded $0.3 million of net losses in equity in income of unconsolidated joint ventures and suspended the recording of the Company’s remaining share of net losses.

Summarized financial information for the 110 William Joint Venture follows (in thousands):

	March 31, 2020	December 31, 2019
Assets:
Real estate assets, net of accumulated depreciation and amortization	$247,711	$242,430
Other assets	36,201	35,747

Total assets	$283,912	$278,177

Liabilities and equity:
Notes payable, net	$301,186	$292,221
Other liabilities	10,125	10,664
Partners’ deficit	(27,399)	(24,708)

Total liabilities and equity	$283,912	$278,177

	Three Months Ended March 31,
	2020	2019
Revenues	$7,982	$8,259
Expenses:
Operating, maintenance, and management	2,302	2,171
Real estate taxes and insurance	1,823	1,706
Depreciation and amortization	2,643	2,665
Interest expense	3,926	4,608

Total expenses	10,694	11,150

Total other income	22	33

Net loss	$(2,690)	$(2,858)

Company’s share of net loss (1)	$(1,614)	$(1,715)

(1)

During the three months ended March 31, 2019, the Company recorded $0.3 million of net losses in equity in income of unconsolidated joint ventures and suspended the recording of the Company’s remaining share of net losses.